INVENTORY (Schedule of Inventory) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Handsets and devices	₪ 73		₪ 60
Accessories and other	10		6
Spare parts	26		23
ISP modems, routers, servers and related equipment	15		9
Inventories	124	[1]	98
Write-offs recorded	6		4
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	539		586
Cost of inventory used as fixed assets	₪ 24	[1]	₪ 8	₪ 30

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.